Commitments and Contingencies (Details) - USD ($)			9 Months Ended
	Aug. 12, 2021	Aug. 12, 2021	Sep. 30, 2022	Dec. 31, 2021	Nov. 01, 2022	Aug. 12, 2022	Aug. 05, 2022	Aug. 23, 2021
Commitments and Contingencies (Details) [Line Items]
Founder shares percentage			50.00%	50.00%
Common stock equals or exceeds per shares (in Dollars per share)			$ 12.5	$ 12.5
Business combination remaining percentage			50.00%	50.00%
Underwriters sales (in Dollars)			$ 100	$ 100
Option to purchase share			300,000	300,000
Option to purchase price per unit (in Dollars per share)			$ 11.5	$ 11.5
Expired term			5 years	5 years
Option units			300,000	300,000
Common stock shares			300,000	300,000
Warrants purchased			300,000	300,000
Registration rights description			Notwithstanding the foregoing, the underwriters and their related persons may not (i) have more than one demand registration right at our expense, (ii) exercise their demand registration rights more than five (5) years from the effective date of the registration statement, and (iii) exercise their “piggy-back” registration rights more than seven (7) years from the effective date of the registration statement.	Notwithstanding the foregoing, the underwriters and their related persons may not (i) have more than one demand registration right at our expense, (ii) exercise their demand registration rights more than five (5) years from the effective date of the registration statement, and (iii) exercise their “piggy-back” registration rights more than seven (7) years from the effective date of the registration statement.
Cash payment (in Dollars)	$ 100	$ 100
Total consideration (in Dollars)			$ 114,000,000
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001				$ 0.0001
Shares of common stock			2,000,000					18,348
Deposited in trust account (in Dollars)					$ 573,392	$ 573,392	$ 573,392
Price per share of common stock issued (in Dollars per share)					$ 0.1	$ 0.1
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Exercised shares			344,035	344,035
Price per share of common stock issued (in Dollars per share)								$ 10
First Milestone Event [Member]
Commitments and Contingencies (Details) [Line Items]
Management earnout shares			500,000
Second Milestone Event [Member]
Commitments and Contingencies (Details) [Line Items]
Management earnout shares			650,000
Third Milestone Event [Member]
Commitments and Contingencies (Details) [Line Items]
Management earnout shares			850,000